Leases - Disclosure of quantitative information about right-of-use assets (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Short-term lease expense	$ 331
Expense for variable payments not included in the lease liability	67
Additions to right-of-use assets in the period	2,542
Total cash outflow for amounts included in lease liabilities	$ 2,709